Financial risk (Tables)	12 Months Ended
Sep. 30, 2021
Financial risk
Schedule of high level CRGs and corresponding external rating

The table below shows Westpac’s high level CRGs for transaction-managed portfolios mapped to the Group’s credit quality disclosure categories and to their corresponding external rating.

Transaction-managed
Financial statement disclosure	Westpac CRG	Moody’s Rating	S&P Rating
Strong	A	Aaa – Aa3	AAA – AA–
	B	A1 – A3	A+ – A–
	C	Baa1 – Baa3	BBB+ – BBB–
Good/satisfactory	D	Ba1 – B1	BB+ – B+

Westpac Rating
Weak	E	Watchlist
	F	Special Mention
Weak/default/non-performing	G	Substandard/Default
	H	Default

Summary of credit concentrations for each significant class of financial asset

The credit concentrations for each significant class of financial asset are:

Trading securities and financial assets measured at FVIS (Note 10)
●
42% (2020: 64%) were issued by financial institutions for the Group; 44% (2020: 67%) for the Parent Entity.
●
53% (2020: 33%) were issued by government or semi-government authorities for the Group; 52% (2020: 31%) for the Parent Entity.
●
67% (2020: 79%) were held in Australia by the Group; 74% (2020: 84%) by the Parent Entity.

Investment securities (Note 11)
●
18% (2020: 18%) were issued by financial institutions for the Group; 19% (2020: 18%) for the Parent Entity.
●
81% (2020: 82%) were issued by government or semi-government authorities for the Group; 81% (2020: 82%) for the Parent Entity.
●
92% (2020: 92%) were held in Australia by the Group; 99% (2020: 98%) by the Parent Entity.

Loans (Note 12)	● The table below provides a detailed breakdown of loans by industry and geographic classification.

Derivative financial instruments (Note 20)	● 78% (2020: 68%) were issued by financial institutions for both the Group and Parent Entity. ● 80% (2020: 76%) were held in Australia by the Group; 81% (2020: 78%) by the Parent Entity.

Schedule of gross credit risk

		2021				2020
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Consolidated		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,658	13	1,294	8,965	7,933	23	1,225	9,181
Agriculture, forestry and fishing	10,501	32	2,367	12,900	10,116	43	2,219	12,378
Construction	6,214	16	3,718	9,948	6,711	15	3,643	10,369
Finance and insurance	16,026	86,412	9,664	112,102	13,348	68,154	8,954	90,456
Government, administration and defence	957	72,343	1,327	74,627	730	79,452	1,588	81,770
Manufacturing	8,067	570	6,351	14,988	8,493	755	6,477	15,725
Mining	3,003	158	3,527	6,688	2,975	427	3,735	7,137
Property	45,645	435	12,792	58,872	44,468	671	10,869	56,008
Property services and business services	11,248	100	6,544	17,892	12,562	150	7,019	19,731
Services	9,918	437	8,058	18,413	11,675	247	7,595	19,517
Trade	13,165	1,171	9,535	23,871	13,268	365	10,171	23,804
Transport and storage	7,681	777	5,734	14,192	8,218	1,174	5,136	14,528
Utilities	5,445	937	5,206	11,588	4,962	1,406	4,918	11,286
Retail lending	467,218	481	86,570	554,269	454,433	553	84,454	539,440
Other	6,048	821	2,160	9,029	5,706	1,161	2,491	9,358
Total Australia	618,794	164,703	164,847	948,344	605,598	154,596	160,494	920,688
New Zealand
Accommodation, cafes and restaurants	389	1	49	439	388	1	51	440
Agriculture, forestry and fishing	9,371	29	724	10,124	9,101	57	632	9,790
Construction	438	2	481	921	509	8	429	946
Finance and insurance	3,344	13,787	1,984	19,115	3,427	9,274	1,782	14,483
Government, administration and defence	145	6,919	767	7,831	94	7,739	865	8,698
Manufacturing	1,608	80	1,525	3,213	1,689	115	1,782	3,586
Mining	202	3	53	258	203	5	97	305
Property	6,840	625	1,239	8,704	6,667	766	977	8,410
Property services and business services	1,052	40	578	1,670	951	82	712	1,745
Services	1,683	24	1,105	2,812	2,119	49	853	3,021
Trade	2,172	32	1,368	3,572	1,949	76	1,510	3,535
Transport and storage	1,129	129	919	2,177	1,176	73	871	2,120
Utilities	1,341	435	1,599	3,375	1,303	506	1,681	3,490
Retail lending	59,341	53	13,249	72,643	52,584	61	12,596	65,241
Other	192	45	179	416	190	14	182	386
Total New Zealand	89,247	22,204	25,819	137,270	82,350	18,826	25,020	126,196
Other overseas
Accommodation, cafes and restaurants	116	-	9	125	118	-	10	128
Agriculture, forestry and fishing	10	-	2	12	124	-	5	129
Construction	51	-	111	162	51	-	118	169
Finance and insurance	1,402	16,106	2,192	19,700	2,298	16,896	2,243	21,437
Government, administration and defence	1	3,316	-	3,317	20	4,767	18	4,805
Manufacturing	580	-	2,745	3,325	1,877	31	3,443	5,351
Mining	339	-	805	1,144	336	16	1,194	1,546
Property	363	-	29	392	416	-	27	443
Property services and business services	946	41	497	1,484	1,545	107	790	2,442
Services	40	1	756	797	218	-	698	916
Trade	1,130	1	1,911	3,042	1,553	2	1,931	3,486
Transport and storage	504	11	237	752	732	23	276	1,031
Utilities	413	-	74	487	950	2	615	1,567
Retail lending	407	2	29	438	457	2	32	491
Other	30	129	28	187	18	111	27	156
Total other overseas	6,332	19,607	9,425	35,364	10,713	21,957	11,427	44,097
Total gross credit risk	714,373	206,514	200,091	1,120,978	698,661	195,379	196,941	1,090,981

Note 21. Financial risk (continued)

		2021				2020
		Total all	Undrawn			Total all	Undrawn
		other on	credit			other on	credit
Parent Entity		balance	commit-			balance	commit-
$m	Loans	sheet	ments	Total	Loans	sheet	ments	Total
Australia
Accommodation, cafes and restaurants	7,613	13	1,294	8,920	7,857	23	1,225	9,105
Agriculture, forestry and fishing	10,446	32	2,367	12,845	10,058	43	2,219	12,320
Construction	5,757	16	3,718	9,491	6,199	14	3,643	9,856
Finance and insurance	15,969	244,440	9,664	270,073	13,290	231,468	8,954	253,712
Government, administration and defence	954	72,343	1,327	74,624	709	79,457	1,588	81,754
Manufacturing	7,913	570	6,351	14,834	8,282	755	6,477	15,514
Mining	2,979	157	3,527	6,663	2,955	426	3,735	7,116
Property	45,598	435	12,792	58,825	44,468	671	10,868	56,007
Property services and business services	10,815	100	6,544	17,459	11,843	149	7,019	19,011
Services	9,677	437	8,058	18,172	11,334	247	7,595	19,176
Trade	12,997	1,171	9,535	23,703	13,058	367	10,171	23,596
Transport and storage	7,394	775	5,734	13,903	7,870	1,174	5,136	14,180
Utilities	5,422	937	5,206	11,565	4,938	1,404	4,918	11,260
Retail lending	467,153	478	86,558	554,189	454,259	549	84,437	539,245
Other	5,556	595	2,157	8,308	5,098	633	2,489	8,220
Total Australia	616,243	322,499	164,832	1,103,574	602,218	317,380	160,474	1,080,072
New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	1	1
Agriculture, forestry and fishing	6	16	4	26	4	44	4	52
Construction	2	1	34	37	4	7	35	46
Finance and insurance	-	8,413	105	8,518	-	8,173	135	8,308
Government, administration and defence	-	1,605	7	1,612	-	1,743	8	1,751
Manufacturing	67	80	64	211	70	114	51	235
Mining	-	3	-	3	-	5	-	5
Property	-	112	-	112	1	101	-	102
Property services and business services	10	39	16	65	7	81	16	104
Services	-	22	1	23	-	46	-	46
Trade	298	30	159	487	263	74	157	494
Transport and storage	1	26	53	80	5	71	67	143
Utilities	-	305	80	385	-	492	83	575
Retail lending	-	1	-	1	-	-	1	1
Other	-	1	1	2	-	2	-	2
Total New Zealand	384	10,654	524	11,562	354	10,953	558	11,865
Other overseas
Accommodation, cafes and restaurants	74	-	9	83	81	-	10	91
Agriculture, forestry and fishing	2	-	1	3	114	-	1	115
Construction	45	-	110	155	46	-	114	160
Finance and insurance	1,399	17,145	2,171	20,715	2,295	18,290	2,217	22,802
Government, administration and defence	1	2,464	-	2,465	20	3,882	18	3,920
Manufacturing	576	-	2,687	3,263	1,875	30	3,384	5,289
Mining	319	-	802	1,121	314	16	1,134	1,464
Property	180	-	11	191	209	-	10	219
Property services and business services	886	41	495	1,422	1,478	107	786	2,371
Services	19	-	754	773	196	-	695	891
Trade	1,016	1	1,761	2,778	1,415	2	1,754	3,171
Transport and storage	436	11	230	677	642	23	268	933
Utilities	390	-	53	443	894	2	511	1,407
Retail lending	324	-	28	352	359	-	31	390
Other	21	128	13	162	7	111	14	132
Total other overseas	5,688	19,790	9,125	34,603	9,945	22,463	10,947	43,355
Total gross credit risk	622,315	352,943	174,481	1,149,739	612,517	350,796	171,979	1,135,292

Schedule of credit quality of gross credit risk exposures

Credit quality disclosures[1]

The following tables show the credit quality of gross credit risk exposures measured at amortised cost or at FVOCI to which the impairment requirements apply. The credit quality is determined by reference to the credit risk ratings system (refer to Note 21.2.1) and expectations of future economic conditions under multiple scenarios.

Consolidated	2021				2020
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	398,043	21,165	-	419,208	382,892	6,629	-	389,521
Good/satisfactory	55,631	17,851	-	73,482	62,324	20,603	-	82,927
Weak	3,245	12,659	5,461	21,365	4,122	8,258	7,643	20,023
Total loans - housing	456,919	51,675	5,461	514,055	449,338	35,490	7,643	492,471
Loans - personal
Strong	4,608	69	-	4,677	4,768	146	-	4,914
Good/satisfactory	8,780	1,327	-	10,107	10,607	1,515	-	12,122
Weak	310	539	286	1,135	404	631	381	1,416
Total loans - personal	13,698	1,935	286	15,919	15,779	2,292	381	18,452
Loans - business
Strong	71,336	446	-	71,782	65,091	2,063	-	67,154
Good/satisfactory	93,457	10,674	-	104,131	94,046	16,091	-	110,137
Weak	175	4,562	3,749	8,486	180	7,200	3,067	10,447
Total loans - business	164,968	15,682	3,749	184,399	159,317	25,354	3,067	187,738
Debt securities
Strong	82,536	-	-	82,536	90,461	365	-	90,826
Good/satisfactory	-	48	-	48	-	-	-	-
Weak	-	559	-	559	-	587	-	587
Total debt securities[2]	82,536	607	-	83,143	90,461	952	-	91,413
Assets held for sale
Strong	206	-	-	206	-	-	-	-
Good/satisfactory	786	56	-	842	-	-	-	-
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	992	56	-	1,048	-	-	-	-
All other financial assets
Strong	81,563	-	-	81,563	39,871	-	-	39,871
Good/satisfactory	386	-	-	386	470	-	-	470
Weak	30	-	-	30	40	-	-	40
Total all other financial assets	81,979	-	-	81,979	40,381	-	-	40,381
Undrawn credit commitments
Strong	153,712	1,546	-	155,258	149,778	2,384	-	152,162
Good/satisfactory	38,377	5,119	-	43,496	38,121	4,713	-	42,834
Weak	130	933	274	1,337	117	1,608	220	1,945
Total undrawn credit commitments[3]	192,219	7,598	274	200,091	188,016	8,705	220	196,941

Total strong	792,004	23,226	-	815,230	732,861	11,587	-	744,448
Total good/satisfactory	197,417	35,075	-	232,492	205,568	42,922	-	248,490
Total weak	3,890	19,252	9,770	32,912	4,863	18,284	11,311	34,458
Total on and off-balance sheet	993,311	77,553	9,770	1,080,634	943,292	72,793	11,311	1,027,396

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.

Debt securities included $938 million (2020: $1,011 million) at amortised cost. $331 million (2020: $424 million) of these are classified as strong, $48 million (2020: nil) were classified as good/satisfactory and $559 million (2020: $587 million) are classified as weak.

3.	Includes credit commitments on held for sale assets of $828 million (2020: nil).

Note 21. Financial risk (continued)

Details of collateral held in support of these balances are provided in Note 21.2.6.

Parent Entity	2021				2020
$m	Stage 1	Stage 2	Stage 3	Total[1]	Stage 1	Stage 2	Stage 3	Total[1]
Loans - housing
Strong	352,163	19,540	-	371,703	345,662	5,805	-	351,467
Good/satisfactory	47,301	16,725	-	64,026	54,065	19,001	-	73,066
Weak	2,925	12,186	5,064	20,175	3,066	6,467	7,195	16,728
Total loans - housing	402,389	48,451	5,064	455,904	402,793	31,273	7,195	441,261
Loans - personal
Strong	4,204	42	-	4,246	4,292	135	-	4,427
Good/satisfactory	8,386	1,178	-	9,564	10,071	1,376	-	11,447
Weak	231	400	258	889	294	449	329	1,072
Total loans - personal	12,821	1,620	258	14,699	14,657	1,960	329	16,946
Loans - business
Strong	59,224	393	-	59,617	53,321	1,761	-	55,082
Good/satisfactory	77,251	7,798	-	85,049	77,330	13,275	-	90,605
Weak	142	3,496	3,408	7,046	135	5,899	2,589	8,623
Total loans - business	136,617	11,687	3,408	151,712	130,786	20,935	2,589	154,310
Debt securities
Strong	77,741	-	-	77,741	85,434	324	-	85,758
Good/satisfactory	-	48	-	48	-	-	-	-
Weak	-	-	-	-	-	-	-	-
Total debt securities[2]	77,741	48	-	77,789	85,434	324	-	85,758
Assets held for sale
Strong	180	-	-	180	-	-	-	-
Good/satisfactory	786	56	-	842	-	-	-	-
Weak	-	-	-	-	-	-	-	-
Total assets held for sale	966	56	-	1,022	-	-	-	-
All other financial assets
Strong	235,953	-	-	235,953	204,239	-	-	204,239
Good/satisfactory	273	-	-	273	354	-	-	354
Weak	26	-	-	26	31	-	-	31
Total all other financial assets	236,252	-	-	236,252	204,624	-	-	204,624
Undrawn credit commitments
Strong	133,404	1,327	-	134,731	130,494	2,111	-	132,605
Good/satisfactory	34,365	4,242	-	38,607	33,552	4,117	-	37,669
Weak	97	796	250	1,143	99	1,426	180	1,705
Total undrawn credit commitments[3]	167,866	6,365	250	174,481	164,145	7,654	180	171,979

Total strong	862,869	21,302	-	884,171	823,442	10,136	-	833,578
Total good/satisfactory	168,362	30,047	-	198,409	175,372	37,769	-	213,141
Total weak	3,421	16,878	8,980	29,279	3,625	14,241	10,293	28,159
Total on and off-balance sheet	1,034,652	68,227	8,980	1,111,859	1,002,439	62,146	10,293	1,074,878

1.

This credit quality disclosure differs to that of credit risk concentration as it relates only to financial assets measured at amortised cost or at FVOCI and therefore excludes trading securities and financial assets measured at FVIS, and derivative financial instruments.

2.

Debt securities included $50 million (2020: $3 million) at amortised cost. $2 million (2020: $3 million) of these are classified as strong, $48 million (2020: nil) were classified as good/satisfactory.

3.	Includes $0.8 billion (2020: nil) of undrawn credit commitments related to facilities classified as held for sale.

Summary of non-performing loans and credit commitments

The loans and credit commitments balance in Stage 3 (non-performing) is represented by those loans and credit commitments which are in default. A default occurs when Westpac considered that the customer is unlikely to repay its credit obligations in full, irrespective of recourse by the Group to actions such as realising security, or the customer is more than 90 days past due on any material credit obligation. This definition of default is aligned to the APRA regulatory definition of default. These can be disaggregated into impaired loans and credit commitments (which is where the customer is unlikely to pay its credit obligations in full including restructured loans) and items 90 days past due, or otherwise in default but not impaired.

Impaired loans and credit commitments include:

●	housing and business loans with insufficient security to cover the principal and interest payments owing (aligned to an impaired internal credit risk grade);
●	personal loans which are greater than 90 days past due; and
●	restructured loans (the original contractual terms have been modified to provide for concessions for a customer facing financial difficulties).

Items 90 days past due, or otherwise in default but not impaired include:

●	currently 90 days or more past due but well secured[1];
●	assets that were, but are no longer 90 days past due but are yet to satisfactorily demonstrate sustained improvement to allow reclassification; and
●	other assets in default and not impaired, including those where an order for bankruptcy or similar legal action has been taken (e.g. appointment of an Administrator or Receiver).

The determination of the provisions for ECL is one of the Group’s critical accounting assumptions and estimates. Details of this and the Group’s accounting policy for the provision for ECL are discussed in Notes 6 and 13, along with the total provisions for ECL on loans and credit commitments and the total for those loans that are considered non-performing (i.e. Stage 3).

The gross amount of impaired exposures, along with the provisions for ECL is summarised in the following table:

Consolidated
$m	2021	2020
Total impaired exposures
Gross exposures:
Australia	1,868	2,231
New Zealand	148	193
Other overseas	126	355
Total gross exposures	2,142	2,779
Provision:
Australia	(1,009)	(900)
New Zealand	(85)	(96)
Other overseas	(72)	(156)
Total provision	(1,166)	(1,152)
Total net impaired exposures[2,3]	976	1,627

1.	The estimated net realisable value of security to which the Group has recourse is sufficient to cover all principal and interest.
2.	Included restructured loans and credit commitments amounting to $18 million (2020: $16 million), with a related provision of $1 million (2020: $4 million).
3.

Gross amount included $nil million of loans in assets held for sale (2020: nil), with undrawn credit commitments of $nil million (2020:nil). Provision includes $nil million in assets held for sale (2020: nil) and nil in liabilities held for sale (2020: nil).

Summary of collateral held

Loans

The Group analyses the coverage of the loan portfolio which is secured by the collateral that it holds. Coverage is measured as follows:

Coverage	Secured loan to collateral value ratio
Fully secured	Less than or equal to 100%
Partially secured	Greater than 100% but not more than 150%
Unsecured	Greater than 150%, or no security held (e.g. can include credit cards, personal loans, and exposure to highly rated corporate entities)

Note 21. Financial risk (continued)

The Group and the Parent Entity’s loan portfolio have the following coverage from collateral held:

	2021					2020
	Housing	Personal	Business	Assets held		Housing	Personal	Business
%	loans[1]	loans	loans	for sale	Total	loans[1]	loans	loans	Total
Performing loans
Consolidated
Fully secured	100.0	9.9	66.2	5.9	89.2	100.0	8.0	62.8	87.6
Partially secured	-	31.2	15.6	92.5	4.8	-	32.5	18.9	5.9
Unsecured	-	58.9	18.2	1.6	6.0	-	59.5	18.3	6.5
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	100.0	10.6	66.6	5.9	89.7	100.0	8.7	63.7	88.3
Partially secured	-	33.5	14.8	92.5	4.5	-	34.6	17.7	5.4
Unsecured	-	55.9	18.6	1.6	5.8	-	56.7	18.6	6.3
Total	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0	100.0

Non-performing loans
Consolidated
Fully secured	94.6	-	44.9	-	72.2	95.2	-	39.2	76.4
Partially secured	5.4	45.7	21.9	-	13.1	4.8	49.4	30.7	13.5
Unsecured	-	54.3	33.2	-	14.7	-	50.6	30.1	10.1
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0
Parent Entity
Fully secured	94.7	-	47.1	-	73.3	95.2	-	44.1	79.0
Partially secured	5.3	47.8	21.2	-	12.8	4.8	50.7	26.4	11.8
Unsecured	-	52.2	31.7	-	13.9	-	49.3	29.5	9.2
Total	100.0	100.0	100.0	-	100.0	100.0	100.0	100.0	100.0

1.	For the purpose of collateral classification, housing loans are classified as fully secured, unless they are non-performing in which case they may be classified as partially secured.

Details of the carrying value and associated provision for ECL are disclosed in Notes 12 and 13 respectively. The credit quality of loans is disclosed in Note 21.2.4.

Collateral held against financial assets other than loans

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Cash, primarily for derivatives	2,370	2,252	2,191	1,864
Securities under reverse repurchase agreements[2]	2,916	20,501	2,744	20,501
Securities under derivatives and stock borrowing[2]	9	32	9	32
Total other collateral held	5,295	22,785	4,944	22,397

2.	Securities received as collateral are not recognised in the Group and Parent Entity’s balance sheet.

Summary of the Group's liquid asset holdings

	Consolidated
	2021		2020
$m	Actual	Average	Actual	Average
Cash	70,381	42,862	29,099	28,157
Trading securities and financial assets measured at FVIS	6,940	10,436	29,364	14,789
Investment securities	83,032	90,248	91,097	82,678
Loans[1]	66,610	65,558	71,616	66,512
Other financial assets	590	282	-	468
Total liquid assets	227,553	209,386	221,176	192,604

1.	Loans are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand.

Summary of Group's funding composition

%	2021	2020
Customer deposits	65.0	65.0
Wholesale term funding with residual maturity greater than 12 months	15.6	15.7
Wholesale funding with a residual maturity less than 12 months	10.8	10.4
Securitisation	0.6	0.9
Equity	8.0	8.0
Group's total funding	100.0	100.0

Schedule of Parent Entity's credit ratings

As at 30 September 2021 the Parent Entity’s credit ratings were:

2021	Short-term	Long-term	Outlook
Fitch Ratings	F1	A+	Stable
Moody’s Investors Service	P-1	Aa3	Stable
S&P Global Ratings	A-1+	AA-	Stable

Summary of financial assets pledged as collateral

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Cash	4,229	4,762	4,052	4,625
Cash deposit on stock borrowed	3	16	3	16
Securities (including certificates of deposit)	1,800	1,693	1,800	1,693
Securities pledged under repurchase agreements	52,213	36,727	49,262	36,727
Total amount pledged to secure liabilities	58,245	43,198	55,117	43,061

Schedule of contractual maturities of financial liabilities

Consolidated	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2021
Financial liabilities
Collateral received	2,368	-	-	-	-	2,368
Deposits and other borrowings	482,084	58,731	80,350	6,369	67	627,601
Other financial liabilities	14,621	1,243	1,803	31,870	-	49,537
Derivative financial instruments:
Held for trading	17,526	-	-	-	-	17,526
Held for hedging purposes (net settled)	24	23	119	128	14	308
Held for hedging purposes (gross settled):
Cash outflow	2,933	88	1,361	2,572	2,669	9,623
Cash inflow	(2,874)	(76)	(1,201)	(2,148)	(2,577)	(8,876)
Debt issues	2,370	3,661	38,821	65,465	25,828	136,145
Liabilities held for sale	28	-	-	-	-	28
Total financial liabilities excluding loan capital	519,080	63,670	121,253	104,256	26,001	834,260
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities	519,086	63,775	122,287	110,773	56,624	872,545
Total contingent liabilities and commitments
Letters of credit and guarantees	11,323	-	-	-	-	11,323
Commitments to extend credit	188,768	-	-	-	-	188,768
Total undiscounted contingent liabilities and commitments	200,091	-	-	-	-	200,091

2020
Financial liabilities
Collateral received	2,251	-	-	-	-	2,251
Deposits and other borrowings	432,005	67,944	86,421	10,408	63	596,841
Other financial liabilities	20,275	1,129	94	18,065	-	39,563
Derivative financial instruments:
Held for trading	22,216	-	-	-	-	22,216
Held for hedging purposes (net settled)	29	43	179	379	22	652
Held for hedging purposes (gross settled):
Cash outflow	204	5,645	1,785	1,704	-	9,338
Cash inflow	(200)	(5,595)	(1,709)	(1,651)	-	(9,155)
Debt issues	6,920	11,264	32,715	79,797	25,623	156,319
Total financial liabilities excluding loan capital	483,700	80,430	119,485	108,702	25,708	818,025
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	483,701	80,498	119,872	115,367	47,118	846,556
Total contingent liabilities and commitments
Letters of credit and guarantees	12,610	-	-	-	-	12,610
Commitments to extend credit	184,064	-	-	-	-	184,064
Other commitments	267	-	-	-	-	267
Total undiscounted contingent liabilities and commitments	196,941	-	-	-	-	196,941

Note 21. Financial risk (continued)

Parent Entity	Up to	Over 1 month	Over 3 months	Over 1 year	Over
$m	1 month	to 3 months	to 1 year	to 5 years	5 years	Total
2021
Financial liabilities
Collateral received	2,189	-	-	-	-	2,189
Deposits and other borrowings	430,949	48,187	66,438	4,966	67	550,607
Other financial liabilities	13,689	1,243	1,712	29,961	-	46,605
Derivative financial instruments:
Held for trading	17,597	-	-	-	-	17,597
Held for hedging purposes (net settled)	17	17	106	104	14	258
Held for hedging purposes (gross settled):
Cash outflow	105	67	11	577	-	760
Cash inflow	(103)	(65)	(3)	(520)	-	(691)
Debt issues	1,543	2,593	32,270	55,824	22,900	115,130
Due to subsidiaries	23,412	964	3,702	15,347	157,506	200,931
Liabilities held for sale	3	-	-	-	-	3
Total financial liabilities excluding loan capital	489,401	53,006	104,236	106,259	180,487	933,389
Loan capital	6	105	1,034	6,517	30,623	38,285
Total undiscounted financial liabilities	489,407	53,111	105,270	112,776	211,110	971,674
Total contingent liabilities and commitments
Letters of credit and guarantees	10,796	-	-	-	-	10,796
Commitments to extend credit	163,685	-	-	-	-	163,685
Total undiscounted contingent liabilities and commitments	174,481	-	-	-	-	174,481

2020
Financial liabilities
Collateral received	1,863	-	-	-	-	1,863
Deposits and other borrowings	389,498	57,543	71,368	8,466	63	526,938
Other financial liabilities	19,704	1,129	94	18,065	-	38,992
Derivative financial instruments:
Held for trading	22,268	-	-	-	-	22,268
Held for hedging purposes (net settled)	21	28	137	277	22	485
Held for hedging purposes (gross settled):
Cash outflow	7	2,110	9	455	-	2,581
Cash inflow	(7)	(2,088)	(21)	(437)	-	(2,553)
Debt issues	6,596	10,915	24,980	66,305	24,370	133,166
Due to subsidiaries	18,610	934	4,390	18,529	171,240	213,703
Total financial liabilities excluding loan capital	458,560	70,571	100,957	111,660	195,695	937,443
Loan capital	1	68	387	6,665	21,410	28,531
Total undiscounted financial liabilities	458,561	70,639	101,344	118,325	217,105	965,974
Total contingent liabilities and commitments
Letters of credit and guarantees	12,069	-	-	-	-	12,069
Commitments to extend credit	159,644	-	-	-	-	159,644
Other commitments	266	-	-	-	-	266
Total undiscounted contingent liabilities and commitments	171,979	-	-	-	-	171,979

Schedule of expected maturities of financial assets and financial liabilities

	2021			2020
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	71,353	-	71,353	30,129	-	30,129
Collateral paid	4,232	-	4,232	4,778	-	4,778
Trading securities and financial assets measured at FVIS	14,010	7,091	21,101	32,591	8,076	40,667
Derivative financial instruments	9,955	9,398	19,353	13,583	9,784	23,367
Investment securities	8,064	75,353	83,417	6,824	84,715	91,539
Loans (net of provisions)	84,187	625,597	709,784	90,856	602,203	693,059
Other financial assets	6,394	-	6,394	5,474	-	5,474
Life insurance assets	-	-	-	3,450	143	3,593
Investment in associates	-	58	58	-	61	61
Assets held for sale	4,188	-	4,188	-	-	-
All other assets	1,367	14,630	15,997	1,400	17,879	19,279
Total assets	203,750	732,127	935,877	189,085	722,861	911,946
Liabilities
Collateral received	2,368	-	2,368	2,250	-	2,250
Deposits and other borrowings	622,505	4,450	626,955	584,037	7,094	591,131
Other financial liabilities	18,610	31,699	50,309	22,861	18,064	40,925
Derivative financial instruments	9,990	8,069	18,059	13,157	9,897	23,054
Debt issues	43,356	85,423	128,779	49,070	101,255	150,325
Life insurance liabilities	-	-	-	1,809	(413)	1,396
Liabilities held for sale	837	-	837	-	-	-
All other liabilities	3,502	3,909	7,411	5,395	5,447	10,842
Total liabilities excluding loan capital	701,168	133,550	834,718	678,579	141,344	819,923
Loan capital	3,070	25,997	29,067	1,323	22,626	23,949
Total liabilities	704,238	159,547	863,785	679,902	163,970	843,872
Net assets/(liabilities)	(500,488)	572,580	72,092	(490,817)	558,891	68,074

Note 21. Financial risk (continued)

	2021			2020
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	62,754	-	62,754	25,436	-	25,436
Collateral paid	4,055	-	4,055	4,641	-	4,641
Trading securities and financial assets measured at FVIS	11,853	6,926	18,779	30,550	7,480	38,030
Derivative financial instruments	9,545	9,582	19,127	13,349	9,445	22,794
Investment securities	6,677	71,186	77,863	5,120	80,706	85,826
Loans (net of provisions)	63,725	554,688	618,413	70,453	537,371	607,824
Other financial assets	5,486	-	5,486	4,745	-	4,745
Due from subsidiaries	10,628	164,718	175,346	10,420	170,559	180,979
Investment in subsidiaries	-	6,287	6,287	-	6,475	6,475
Investment in associates	-	34	34	-	57	57
Assets held for sale	1,015	-	1,015	-	-	-
All other assets	596	12,934	13,530	796	15,199	15,995
Total assets	176,334	826,355	1,002,689	165,510	827,292	992,802
Liabilities
Collateral received	2,189	-	2,189	1,862	-	1,862
Deposits and other borrowings	547,101	3,086	550,187	516,391	5,222	521,613
Other financial liabilities	17,473	29,790	47,263	22,092	18,064	40,156
Derivative financial instruments	9,804	8,085	17,889	12,805	9,974	22,779
Debt issues	35,084	73,126	108,210	40,886	86,780	127,666
Due to subsidiaries	25,053	153,763	178,816	20,551	165,712	186,263
Liabilities held for sale	10	-	10	-	-	-
All other liabilities	2,897	3,362	6,259	3,770	4,996	8,766
Total liabilities excluding loan capital	639,611	271,212	910,823	618,357	290,748	909,105
Loan capital	3,070	25,997	29,067	1,323	22,626	23,949
Total liabilities	642,681	297,209	939,890	619,680	313,374	933,054
Net assets/(liabilities)	(466,347)	529,146	62,799	(454,170)	513,918	59,748

Summary of key parameters of VaR

Holding period	1 day
Confidence level	99%
Period of historical data used	1 year

Summary of aggregate VaR, by risk type as it relates to traded market risk

Consolidated and Parent Entity	2021			2020			2019
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	28.7	5.1	12.9	25.5	7.0	14.6	14.9	6.6	10.9
FX risk	8.7	0.6	2.0	11.7	0.5	4.0	8.6	0.8	4.1
Equity risk	3.2	0.0	0.2	0.7	0.0	0.2	0.2	0.0	0.0
Commodity risk[1]	7.9	0.4	1.2	3.4	0.6	1.9	42.0	1.7	8.2
Other market risks[2]	23.8	1.6	10.3	32.9	2.4	14.6	5.5	2.0	3.5
Diversification effect	n/a	n/a	(8.7)	n/a	n/a	(14.9)	n/a	n/a	(12.3)
Net market risk	41.5	5.9	17.9	42.0	7.1	20.4	45.3	7.9	14.4

1.	Includes electricity risk. Closure of the electricity business was completed in FY20.
2.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

Summary of net interest income-at-risk (NaR) as it relates to non-traded market risk

The following table depicts potential NII outcomes assuming a worst case 100 basis point rate shock (up and down) with a 12 month time horizon (expressed as a percentage of reported NII):

	2021				2020
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	3.35	3.35	(0.12)	1.04	(0.27)	3.09	(1.22)	(0.25)
Parent Entity	2.86	2.86	(0.30)	0.51	(0.38)	2.35	(0.89)	(0.10)

Summary of VaR for IRRBB as it relates to non-traded market risk

	2021				2020
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	63.7	224.3	59.7	127.8	202.4	219.7	31.0	126.7

Schedule of financial instruments impacted by IBOR reform and yet to transition to ARR

Derivatives

The following table summarises the Group’s derivative financial instrument exposures currently maturing after the relevant IBOR transition dates noted above that are yet to transition to ARR. While these exposures reference benchmark rates impacted by the IBOR reform as at 30 September 2021, almost all have bilateral adherence from our counterparties to the fallback clauses issued by the International Swaps and Derivatives Association (ISDA) in the ISDA 2020 IBOR Fallbacks Protocol which provides a standardised process to identify the appropriate ARR at the relevant benchmark transition date.

	2021					2020[3]
	Trading		Hedging			Hedging
	Asset	Liability	Asset	Liability
Benchmark	(Carrying	(Carrying	(Carrying	(Carrying	Notional	Notional
$m	amount)	amount)	amount)	amount)	amount	amount
Consolidated and Parent Entity
USD LIBOR[1]	6,696	4,907	1,219	221	36,004	31,507
GBP LIBOR	315	527	37	-	2,099	2,031
Other	212	111	37	-	2,823	2,962
Total impacted by IBOR reform post transition date[2]	7,223	5,545	1,293	221	40,926	36,500

For hedging derivatives, the extent of the risk exposure also reflects the notional amounts of related hedging instruments.

Non-derivatives

The following tables summarise the Group's non-derivative financial instrument exposures currently maturing after the relevant IBOR transition dates noted above that are yet to transition to ARR. The Group is engaging with its customers and counterparties to transition or include appropriate fallback provisions. Due to the nature of these contracts, these fallback provisions will be determined bilaterally with the customer or counterparty rather than the standardised basis provided by the ISDA protocols applicable to our derivative contracts.

2021	Non-derivative exposures
Benchmark	Financial assets	Financial liabilities	Undrawn credit commitments[4]
$m	(Carrying amount)	(Carrying amount)	(Notional contractual amount)
Consolidated
USD LIBOR[1]	3,083	1,399	366
GBP LIBOR	267	-	182
Other	33	-	5
Total impacted by IBOR reform post transition date	3,383	1,399	553
Parent Entity
USD LIBOR[1]	2,846	1,344	364
GBP LIBOR	254	-	181
Other	15	-	4
Total impacted by IBOR reform post transition date	3,115	1,344	549

1.

The Group’s primary exposure to USD LIBOR is to settings with a transition date of 30 June 2023. The Group has no material exposures to USD LIBOR that have a 31 December 2021 transition date (i.e. 1-week and 2-month settings).

2.

Included in the table above are cross currency swaps with a total carrying amount of $321 million derivative assets and $325 million derivative liabilities for Consolidated and Parent Entity that have exposure to IBOR reform on both the currencies referenced in the swap arrangement. The carrying amount has been included in the table based on the currency of the receive leg of the swap and is primarily comprised of USD/GBP LIBOR swaps with a carrying amount of $240 million derivative assets and $282 million derivative liabilities for Consolidated and Parent Entity. Other currency pairs have a carrying value of $81 million derivative assets and $43 million derivative liabilities for Consolidated and Parent Entity.

3.	The notional balances for 30 September 2020 have been restated to reflect the change in cessation date of certain USD LIBOR settings from 31 December 2021 to 30 June 2023.
4.

Where a multi-currency facility has been partially drawn down and references a benchmark rate impacted by the IBOR reform, the undrawn balance has been included in the table above for undrawn credit commitments impacted by IBOR reform based on the currency of the drawn portion. These balances do not include balances for multi-currency facilities which are yet to be drawn down and where it is not known whether a customer will choose to drawn down funds linked to an IBOR benchmark.